Convertible Debentures (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 12, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Debt Instrument [Line Items]
Issuance of common stock upon conversion of debentures				$ 16,784	$ 0		$ 17,730
Interest expense recognized				4,505	1,639	2,205	7,264	1,623
Offering price per share				$ 15.00
Convertible Debentures [Member]
Debt Instrument [Line Items]
Stated interest rate				8.00%		8.00%
Conversion price (usd per share)	$ 15.00
Maturity period				5 years
Debt Conversion, Converted Instrument, Including Paid-in-Kind Interest, Amount		12,392	0	19,035	0		23,457
Issuance of common stock upon conversion of debentures	5,865
Shares issued in debt conversion							1,602
Unamortized debt discount			2,538	0	2,538	2,440	529	5,625	4,442
Paid-in-Kind interest	778
Interest expense recognized				$ 3,147	$ 1,123	$ 1,526	$ 6,588	$ 979
Convertible Debentures [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Shares issued in debt conversion	443	826
Convertible Debentures [Member] | Common Stock [Member] | IPO [Member]
Debt Instrument [Line Items]
Shares issued in debt conversion	443